SHARE-BASED PAYMENTS - Summary of share-based compensation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
SHARE-BASED PAYMENTS
Share-based compensation expense	¥ 214,441	$ 29,378	¥ 181,645	¥ 359,835
Cost of revenues
SHARE-BASED PAYMENTS
Share-based compensation expense	16,868	2,311	9,756	15,618
Selling and marketing expenses
SHARE-BASED PAYMENTS
Share-based compensation expense	45,572	6,243	6,977	68,562
General and administrative expenses
SHARE-BASED PAYMENTS
Share-based compensation expense	101,106	13,851	114,766	187,843
Research and development expenses
SHARE-BASED PAYMENTS
Share-based compensation expense	¥ 50,895	$ 6,973	¥ 50,146	¥ 87,812